Segment Financial Information - Additional Information (Detail) $ in Thousands, $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2025 USD ($) customer	Dec. 31, 2024 MXN ($) segment	Dec. 31, 2025 MXN ($)
Disclosure of operating segments [line items]
Number of business segments | segment	6		7
Long-lived assets outside of Mexico	$ 95,578,541	$ 95,578,541	$ 1,769,197,863	$ 1,717,230,971
Foreign countries
Disclosure of operating segments [line items]
Number of major customers | customer		14
Long-lived assets outside of Mexico | $			$ 32,880,347	$ 31,825,023